Loss per share (Tables)	9 Months Ended
Sep. 30, 2024
Loss per share
Schedule of loss per share
	September 30, 2024	September 30, 2023
	#	#
Warrants	130,370	158,831
Share Options	42,456	38,977
RSUs	32,690	—
	205,516	197,808